PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

13.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Value-added tax deductible (a)	2,035,412	2,627,263
Insurance recoverable related to the fire incident (b)	—	757,353
Prepayment for income tax and deferred charges	398,359	285,051
Prepayment of electricity and others	222,115	229,196
Deposit for customer duty, bidding and others	231,295	209,675
Receivables related to disposal of a subsidiary (Note 8)	—	106,000
Prepaid leasehold improvements and other assets	81,882	90,450
Prepaid insurance premium	14,944	77,646
Receivables related to disposal of land use rights and property, plant and equipment (c)	89,519	33,765
Refund receivable of U.S. countervailing duties and anti-dumping duties (Note 18)	6,668	6,767
Deferred issuance cost for convertible notes (Note 24)	16,866	5,457
Receivables related to discount from a supplier	247,837	4,629
Loan receivable	23,459	—
Others	114,041	95,746
Less: Allowance for credit losses	(79,585)	(68,404)
Total	3,402,812	4,460,594
(a)	Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.
(b)	In April 2024, a fire broke out in Shanxi Jinko, a newly established subsidiary of Jiangxi Jinko located in Shanxi province (the “Incident”). As of the date of the Incident, Shanxi Jinko’s manufacturing workshop was still under construction and the carrying amount of construction in progress (all equipment) were approximately RMB1,671 million. Shanxi Jinko maintained insurance coverage for properties and manufacturing equipment and has started the process to make the relevant insurance claims.

Management performed two-step impairment assessment, assisted by an independent 3rd party valuer, for the long-lived assets held and used in Shanxi Jinko, and concluded the Incident resulted in a total impairment loss of RMB1,436 million including RMB1,406 million impairment loss of construction in progress and RMB30 million impairment loss of raw materials.

Although the amount of claim settlement is subject to further verification by the insurer, based on discussions with the insurance agent and review of the policy by in-house experts, management concludes that it has a covered loss under the insurance policy and it is probable the insurer will settle the claim for at least RMB757 million. Hence, in 2024, the Group recognizes reduction in the net book value of the equipment and inventory of RMB1,406 million and RMB30 million, respectively and recognize an asset in “Prepayments and other current assets” of RMB757 million for the probable recovery of its losses. Management also recorded impairment loss amounted to RMB679 million, representing total impairment losses of RMB1,436 million offsetting by the insurance recovery amounted to RMB757 million.

(c)	Represented the receivables related to disposition of certain equipment for the purpose of upgrading manufacturing facilities and receivables related to disposition of certain land use rights.

The following table summarizes the activity in the allowance for credit losses related to prepayments and other current assets for the year ended December 31, 2022, 2023 and 2024 (RMB in thousands):

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	5,521	8,118	79,585
Addition	2,597	71,467	—
Reversal	—	—	(11,181)
At end of year	8,118	79,585	68,404